Fair value measurement (Tables)	12 Months Ended
Oct. 31, 2021
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Fair value of financial instruments

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2021	Financial assets
	Cash and deposits with banks	$56,701	$296	$–	$–	$56,997	$56,997	$–
	Securities	35,159	72,192	53	53,997	161,401	161,712	311
	Cash collateral on securities borrowed	12,368	–	–	–	12,368	12,368	–
	Securities purchased under resale agreements	60,482	7,090	–	–	67,572	67,572	–
	Loans
	Residential mortgages	251,230	16	–	–	251,246	249,786	(1,460)
	Personal	41,129	–	–	–	41,129	41,114	(15)
	Credit card	10,509	–	–	–	10,509	10,509	–
	Business and government	123,054	25,651	332	–	149,037	148,960	(77)
	Derivative instruments	–	35,912	–	–	35,912	35,912	–
	Customers’ liability under acceptances	10,958	–	–	–	10,958	10,958	–
	Other assets	21,054	–	–	–	21,054	21,054	–
	Financial liabilities
	Deposits
	Personal	$205,461	$–	$8,471	$–	$213,932	$213,949	$17
	Business and government	334,632	–	9,756	–	344,388	345,533	1,145
	Bank	20,246	–	–	–	20,246	20,246	–
	Secured borrowings	41,539	–	1,053	–	42,592	42,838	246
	Derivative instruments	–	32,101	–	–	32,101	32,101	–
	Acceptances	10,961	–	–	–	10,961	10,961	–
	Obligations related to securities sold short	–	22,790	–	–	22,790	22,790	–
	Cash collateral on securities lent	2,463	–	–	–	2,463	2,463	–
	Obligations related to securities sold under repurchase agreements	67,905	–	3,975	–	71,880	71,880	–
	Other liabilities	16,854	113	51	–	17,018	17,018	–
	Subordinated indebtedness	5,539	–	–	–	5,539	5,820	281
2020	Financial assets
	Cash and deposits with banks	$61,570	$948	$–	$–	$62,518	$62,518	$–
	Securities	31,800	62,576	117	54,553	149,046	149,599	553
	Cash collateral on securities borrowed	8,547	–	–	–	8,547	8,547	–
	Securities purchased under resale agreements	58,090	7,505	–	–	65,595	65,595	–
	Loans
	Residential mortgages	220,739	63	–	–	220,802	222,920	2,118
	Personal	41,390	–	–	–	41,390	41,452	62
	Credit card	10,722	–	–	–	10,722	10,722	–
	Business and government	110,220	23,291	357	–	133,868	134,097	229
	Derivative instruments	–	32,730	–	–	32,730	32,730	–
	Customers’ liability under acceptances	9,606	–	–	–	9,606	9,606	–
	Other assets	15,940	–	–	–	15,940	15,940	–
	Financial liabilities
	Deposits
	Personal	$199,593	$–	$2,559	$–	$202,152	$202,345	$193
	Business and government	301,546	–	9,880	–	311,426	312,279	853
	Bank	17,011	–	–	–	17,011	17,011	–
	Secured borrowings	39,560	–	591	–	40,151	40,586	435
	Derivative instruments	–	30,508	–	–	30,508	30,508	–
	Acceptances	9,649	–	–	–	9,649	9,649	–
	Obligations related to securities sold short	–	15,963	–	–	15,963	15,963	–
	Cash collateral on securities lent	1,824	–	–	–	1,824	1,824	–
	Obligations related to securities sold under repurchase agreements (1)	54,617	–	17,036	–	71,653	71,653	–
	Other liabilities	15,282	133	9	–	15,424	15,424	–
	Subordinated indebtedness	5,712	–	–	–	5,712	5,993	281
(1)	Includes obligations related to securities sold under repurchase agreements supported by bearer deposit notes that are pledged as collateral under the Bank of Canada Term Repo Facility.

Changes in Fair Value of Financial Assets and Liabilities in Level 3	The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the year ended October 31	Opening balance	Realized (2)	Unrealized (2)(3)	Net gains (losses) included in OCI (4)		Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$16	$–	$(5)		$–	$–	$–	$23	$(30)	$4
Corporate debt	25	–	13		–	–	–	2	(38)	2
Mortgage- and asset-backed	135	–	–		–	–	–	44	(124)	55
Loans mandatorily measured at FVTPL
Business and government	626	–	(3)		(51)	–	–	556	(90)	1,038
Equity securities designated at FVOCI
Corporate equity	240	–	–		80	–	–	137	(65)	392
Derivative instruments
Interest rate	48	–	1		–	–	(2)	3	(15)	35
Credit	98	(22)	(27)		–	–	–	–	–	49
Equity	212	(3)	2		–	–	(32)	10	(176)	13
Total assets	$1,400	$(25)	$(19)		$29	$–	$(34)	$775	$(538)	$1,588
Deposits and other liabilities (5)	$4	$(340)	$(541)		$–	$(15)	$(14)	$(93)	$257	$(742)
Derivative instruments
Interest rate	(28)	–	(28)		–	(26)	(6)	(31)	(17)	(136)
Credit	(107)	22	34		–	–	–	–	(3)	(54)
Equity	(163)	(41)	(6)		–	–	58	(69)	144	(77)
Total liabilities	$(294)	$(359)	$(541)		$–	$(41)	$38	$(193)	$381	$(1,009)
2020
Securities mandatorily measured and designated at FVTPL
Corporate equity	$7	$–	$(8)		$–	$7	$–	$10	$–	$16
Corporate debt	23	–	2		–	–	–	–	–	25
Mortgage- and asset-backed	173	–	–		–	–	–	118	(156)	135
Loans mandatorily measured at FVTPL
Business and government	831	–	–		3	–	–	1,270	(1,478)	626
Debt securities measured at FVOCI
Corporate debt	–	–	–		(3)	20	–	1	(18)	–
Equity securities designated at FVOCI
Corporate equity	291	–	–		63	–	–	50	(164)	240
Derivative instruments
Interest rate	56	–	32		–	–	–	6	(46)	48
Credit	104	(7)	1		–	–	–	–	–	98
Equity	252	–	(40)		–	–	–	53	(53)	212
Total assets	$1,737	$(7)	$(13)		$63	$27	$–	$1,508	$(1,915)	$1,400
Deposits and other liabilities (5)	$(601)	$–	$512		$–	$(42)	$29	$(72)	$178	$4
Derivative instruments
Interest rate	(1)	–	(33)		–	–	–	–	6	(28)
Credit	(112)	7	(2)		–	–	–	–	–	(107)
Equity	(155)	–	14		–	–	–	(60)	38	(163)
Total liabilities	$(869)	$7	$491	$	_	$(42)	$29	$(132)	$222	$(294)

(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting year.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $90 million (2020: $137 million)
,
net bifurcated embedded derivative liabilities of $601 million (2020: net bifurcated embedded derivative assets of $141 million) and other liabilities designated at FVTPL of $51 million (2020: nil).

Summary of derivative financial instruments
Fair value of derivative instruments

$ millions, as at October 31				2021			2020
		Positive	Negative	Net	Positive	Negative	Net
Held for trading
Interest rate derivatives
Over-the-counter	– Forward rate agreements	$127	$79	$48	$108	$161	$(53)
	– Swap contracts	8,365	7,928	437	12,296	9,309	2,987
	– Purchased options	101	–	101	109	–	109
	– Written options	–	177	(177)	–	129	(129)
		8,593	8,184	409	12,513	9,599	2,914
Exchange-traded	– Purchased options	3	–	3	4	–	4
		3	–	3	4	–	4
Total interest rate derivatives		8,596	8,184	412	12,517	9,599	2,918
Foreign exchange derivatives
Over-the-counter	– Forward contracts	5,373	5,555	(182)	6,655	6,358	297
	– Swap contracts	5,214	3,600	1,614	3,469	3,613	(144)
	– Purchased options	293	–	293	303	–	303
	– Written options	–	203	(203)	–	214	(214)
Total foreign exchange derivatives		10,880	9,358	1,522	10,427	10,185	242
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	50	58	(8)	104	47	57
	– Credit default swap contracts – protection sold	3	45	(42)	2	100	(98)
Total credit derivatives		53	103	(50)	106	147	(41)
Equity derivatives
Over-the-counter		1,842	5,356	(3,514)	1,995	3,427	(1,432)
Exchange-traded		4,650	3,422	1,228	3,153	3,537	(384)
Total equity derivatives		6,492	8,778	(2,286)	5,148	6,964	(1,816)
Precious metal derivatives
Over-the-counter		132	147	(15)	283	366	(83)
Total precious metal derivatives		132	147	(15)	283	366	(83)
Other commodity derivatives
Over-the-counter		8,151	2,348	5,803	2,604	1,806	798
Exchange-traded		343	1,122	(779)	271	325	(54)
Total other commodity derivatives		8,494	3,470	5,024	2,875	2,131	744
Total held for trading		34,647	30,040	4,607	31,356	29,392	1,964
Held for ALM
Interest rate derivatives
Over-the-counter	– Forward rate agreements	148	37	111	–	1	(1)
	– Swap contracts	236	341	(105)	310	392	(82)
	– Purchased o ptions	6	–	6	17	–	17
	– Written options	–	–	–	1	–	1
Total interest rate derivatives		390	378	12	328	393	(65)
Foreign exchange derivatives
Over-the-counter	– Forward contracts	22	40	(18)	14	14	–
	– Swap contracts	805	1,641	(836)	1,021	684	337
Total foreign exchange derivatives		827	1,681	(854)	1,035	698	337
Credit derivatives
Over-the-counter	– Credit default swap contracts – protection purchased	–	1	(1)	–	1	(1)
Total credit derivatives		–	1	(1)	–	1	(1)
Equity derivatives
Over-the-counter		48	1	47	8	24	(16)
Total equity derivatives		48	1	47	8	24	(16)
Other commodity derivatives
Over-the-counter		–	–	–	3	–	3
Total other commodity derivatives		–	–	–	3	–	3
Total held for ALM		1,265	2,061	(796)	1,374	1,116	258
Total fair value		35,912	32,101	3,811	32,730	30,508	2,222
Less: effect of netting		(16,585)	(16,585)	–	(19,347)	(19,347)	–
		$19,327	$15,516	$3,811	$13,383	$11,161	$2,222

Valuation techniques and quantitative information about significant non-observable inputs used in level 3 financial instruments
Quantitative information about significant non-observable inputs
Valuation techniques using one or more non-observable inputs are used for a number of financial instruments. The following table discloses the valuation techniques and quantitative information about the significant non-observable inputs used in Level 3 financial instruments:

Range of inputs
$ millions, as at October 31	2021	Valuation techniques	Key non-observable inputs	Low	High
Securities mandatorily measured and designated at FVTPL
Corporate equity and debt	$6	Valuation multiple	Earnings multiple	11.6	11.6
Mortgage- and asset-backed	55	Discounted cash flow	Credit spread	2.0%	2.0%
Market proxy or direct broker quote	Market proxy or direct broker quote	0.5	0.5
Equity securities designated at FVOCI
Corporate equity
Limited partnerships and private companies	392	Adjusted net asset value	(1)	Net asset value	(3)	n/a	n/a
Valuation multiple	Earnings multiple	8.6	x	10.6	x
Proxy share price	Proxy share price	n/a	n/a
Loans mandatorily measured at FVTPL Business and government	1,038	Discounted cash flow	Credit spread	0.6%	2.1%
Derivative instruments
Interest rate	35	Proprietary model	(2)	n/a	n/a	n/a
Option model	Market volatility	47.1%	90.2%
Probability assumption	100.0%	100.0%
Credit	49	Market proxy or direct broker quote	Market proxy or direct broker quote	–%	40.6%
Equity	13	Option model	Market correlation	33.9%	92.0%
Total assets	$1,588
Deposits and other liabilities
Deposits designated at FVTPL and net bifurcated embedded derivative liabilities	$(691)	Option model	Market volatility	9.0%	18.6%
Market correlation	(18.0	) %	100.0%
Other liabilities designated at FVTPL	(51)	Option model	Funding ratio	32.7%	32.7%
Derivative instruments
Interest rate	(136)	Proprietary model	(2)	n/a	n/a	n/a
Option model	Market volatility	47.1%	90.3%
Probability assumption	100.0%	100.0%
Credit	(54)	Market proxy or direct broker quote	Market proxy or direct broker quote	–%	40.6%
Equity	(77)	Option model	Market correlation	27.1%	97.8%
Total liabilities	$(1,009)

(1)
Adjusted net asset value is determined using reported net asset values obtained from the fund manager or general partner of the limited partnership or the limited liability company and may be adjusted for current market levels where appropriate.

(2)	Using valuation techniques that we consider to be non-observable.
(3)	The range of net asset value price or proxy share price has not been disclosed due to the wide range and diverse nature of the investments.
n/a	Not applicable.

Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the fair values by level within the fair value hierarchy for those assets and liabilities in which fair value is not assumed to equal the carrying value:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2021	Total 2020
$ millions, as at October 31	2021	2020	2021	2020	2021	2020
Financial assets
Amortized cost securities	$–	$–	$34,878	$31,773	$592	$580	$35,470	$32,353
Loans
Residential mortgages	–	–	–	–	249,770	222,857	249,770	222,857
Personal	–	–	–	–	41,114	41,452	41,114	41,452
Credit card	–	–	–	–	10,509	10,722	10,509	10,722
Business and government	–	–	–	–	122,977	110,449	122,977	110,449
Investment in equity-accounted associates (1)	–	10	–	–	89	83	89	93
Financial liabilities
Deposits
Personal	$–	$–	$42,015	$52,648	$1,107	$1,282	$43,122	$53,930
Business and government	–	–	146,442	132,016	2,222	2,302	148,664	134,318
Bank	–	–	9,751	10,048	–	–	9,751	10,048
Secured borrowings	–	–	40,050	38,275	1,735	1,720	41,785	39,995
Subordinated indebtedness	–	–	5,820	5,993	–	–	5,820	5,993

(1)	See Note 26 for details of our equity-accounted associates.

At fair value [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
The table below presents the fair values of financial instruments by level within the fair value hierarchy:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total 2021	Total 2020
$ millions, as at October 31	2021	2020	2021	2020	2021	2020
Financial assets
Deposits with banks	$–	$–	$296	$948	$–	$–	$296	$948
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	3,015	3,917	24,737 (1)	25,091 (1)	–	–	27,752	29,008
Corporate equity	37,981	27,919	219	47	4	16	38,204	27,982
Corporate debt	–	–	3,997	3,525	2	25	3,999	3,550
Mortgage- and asset-backed	–	–	2,235 (2)	2,018 (2)	55	135	2,290	2,153
	40,996	31,836	31,188	30,681	61	176	72,245	62,693
Loans mandatorily measured at FVTPL
Business and government	–	–	24,945	23,022	1,038 (3)	626 (3)	25,983	23,648
Residential mortgages	–	–	16	63	–	–	16	63
	–	–	24,961	23,085	1,038	626	25,999	23,711
Debt securities measured at FVOCI
Government issued or guaranteed	5,309	3,912	38,122	41,269	–	–	43,431	45,181
Corporate debt	–	–	7,833	6,224	–	–	7,833	6,224
Mortgage- and asset-backed	–	–	1,897	2,563	–	–	1,897	2,563
	5,309	3,912	47,852	50,056	–	–	53,161	53,968
Equity securities designated at FVOCI
Corporate equity	125	41	319	304	392	240	836	585
	125	41	319	304	392	240	836	585
Securities purchased under resale agreements measured at FVTPL	–	–	7,090	7,505	–	–	7,090	7,505
Derivative instruments
Interest rate	3	4	8,948	12,793	35	48	8,986	12,845
Foreign exchange	–	–	11,707	11,462	–	–	11,707	11,462
Credit	–	–	4	8	49	98	53	106
Equity	4,650	3,153	1,877	1,791	13	212	6,540	5,156
Precious metal	–	–	132	283	–	–	132	283
Other commodity	343	271	8,151	2,607	–	–	8,494	2,878
	4,996	3,428	30,819	28,944	97	358	35,912	32,730
Total financial assets	$51,426	$39,217	$142,525	$141,523	$1,588	$1,400	$195,539	$182,140
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(18,702)	$(13,176)	$(742)	$4	$(19,444)	$(13,172)
Obligations related to securities sold short	(11,226)	(5,363)	(11,564)	(10,600)	–	–	(22,790)	(15,963)
Obligations related to securities sold under repurchase agreements	–	–	(3,975)	(17,036)	–	–	(3,975)	(17,036)
Derivative instruments
Interest rate	–	–	(8,426)	(9,964)	(136)	(28)	(8,562)	(9,992)
Foreign exchange	–	–	(11,039)	(10,883)	–	–	(11,039)	(10,883)
Credit	–	–	(50)	(41)	(54)	(107)	(104)	(148)
Equity	(3,422)	(3,537)	(5,280)	(3,288)	(77)	(163)	(8,779)	(6,988)
Precious metal	–	–	(147)	(366)	–	–	(147)	(366)
Other commodity	(1,122)	(325)	(2,348)	(1,806)	–	–	(3,470)	(2,131)
	(4,544)	(3,862)	(27,290)	(26,348)	(267)	(298)	(32,101)	(30,508)
Total financial liabilities	$(15,770)	$(9,225)	$(61,531)	$(67,160)	$(1,009)	$(294)	$(78,310)	$(76,679)

(1)	Includes $49 million related to securities designated at FVTPL (2020: $57 million).
(2)	Includes $4 million related to ABS designated at FVTPL (2020: $60 million).
(3)	Includes $332 million related to loans designated at FVTPL (2020: $357 million).
(4)
Comprises deposits designated at FVTPL of $18,530 million (2020: $13,419 million), net bifurcated embedded derivative liabilities of $750 million (2020: net bifurcated embedded derivative assets of $389 million), other liabilities designated at FVTPL of $51 million (2020: $9 million), and other financial liabilities measured at fair value of $113 million (2020: $133 million).